Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share or Pre-funded Warrants to purchase Class A Ordinary Shares(1)
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.89
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933. Pursuant to Rule 416, this registration statement also covers an indeterminate number of additional Class A Ordinary Shares to be issued to prevent dilution from stock splits, stock dividends, or similar transactions. Includes shares issuable upon the exercise of the underwriters’ over-allotment option, if any. Also based on an assumed per-share exercise price for the Class A Warrants of 100% of the public offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Warrants to purchase Class A Ordinary Shares(2)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Class A Warrants(3)
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.89
Offering Note	Based on an assumed per-share exercise price for the Class A Warrants of 100% of the public offering price per unit in this offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-funded Warrants(4)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Class A Ordinary Shares and pre-funded warrants (including the Class A Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $6,900,000.

The registrant may issue pre-funded warrants to purchase Class A Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Class A Ordinary Share, minus $0.001, and the exercise price of each pre-funded warrant will be $0.001 per Class A Ordinary Share.